Leases - Expenditure for short-term leases (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Leases
Short term lease expenses	€ 15	€ 107
Office leases
Leases
Short term lease expenses	€ 15	62
Car leases
Leases
Short term lease expenses		€ 45